Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member]	3 Months Ended
	Jan. 31, 2026 $ / shares shares	Jan. 31, 2025 $ / shares shares
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	396,760	459,803
Average exercise price | (per share)	$ 230	$ 177.97